Note 23 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2022	2021

Income tax expense using a combined statutory rate of 26.5% (2021 - 26.5%)	$76,732	$(40,292)
Settlement of long-term incentive arrangement	-	125,061
Loss on disposal of operations	7,110	-
Permanent differences	2,686	2,592
Tax effect of flow through entities	(10,890)	(8,660)
Adjustments to tax liabilities for prior periods	(1,597)	869
Changes in liability for unrecognized tax benefits	1,617	(111)
Stock-based compensation	2,024	2,891
Foreign, state, and provincial tax rate differential	1,875	(3,532)
Change in valuation allowance	2,626	2,407
Acquisition related items	10,106	1,970
Withholding taxes and other	2,721	2,315
Income tax expense	$95,010	$85,510

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2022	2021

Canada	$10,112	$(472,611)
United States	211,382	158,448
Foreign	68,060	162,116
Total	$289,554	$(152,047)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (recovery) comprises the following:
	Year ended December 31,
	2022	2021

Current
Canada	$9,390	$3,832
United States	60,101	63,212
Foreign	51,517	56,003
	121,008	123,047

Deferred
Canada	(3,006)	912
United States	(11,837)	(31,291)
Foreign	(11,155)	(7,158)
	(25,998)	(37,537)

Total	$95,010	$85,510

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2022	2021

Loss carryforwards and other credits	$21,960	$19,143
Expenses not currently deductible	56,385	44,012
Revenue not currently taxable	(3,079)	(6,223)
Stock-based compensation	3,573	543
Investments	16,269	21,782
Provision for doubtful accounts	9,752	9,078
Financing fees	(227)	(267)
Net unrealized foreign exchange losses	764	442
Depreciation and amortization	(96,044)	(58,793)
Operating leases	13,496	11,695
Less: valuation allowance	(17,145)	(15,281)
Net deferred tax (liabilities) assets	$5,704	$26,131

Summary of Operating Loss Carryforwards [Table Text Block]
The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2022	2021	2022	2021	2022	2021

Canada	$4,554	$4,664	$159	$104	$4,395	$4,560
United States	5,546	1,395	929	926	4,617	469
Foreign	69,884	60,891	50,120	43,003	19,764	17,888
The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2022	2021	2022	2021	2022	2021

Canada	$1,482	$1,796	$1,482	$1,796	$-	$-
Foreign	6,071	6,483	6,071	6,483	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2022	2021
Balance, January 1	$4,048	$2,344
Gross increases for tax positions of current period	1,178	-
Gross increases for tax positions of prior periods	438	151
Amount recognized on acquisitions	-	1,826
Reduction for lapses in applicable statutes of limitations	(44)	(262)
Foreign currency translation	(153)	(11)
Balance, December 31	$5,467	$4,048